Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Due from related parties	$ 922	$ 1,209
Liabilities
Due to related parties	356	422
Oceanbulk Maritime S.A. and its affiliates
Assets
Due from related parties	922	1,209
Liabilities
Due to related parties	26	33
Interchart Shipping Inc.
Liabilities
Due to related parties	0	8
Combine Marine Ltd
Liabilities
Due to related parties	0	9
Management and Directors Fees
Liabilities
Due to related parties	323	315
Managed Vessels of Oceanbulk Shipping LLC
Liabilities
Due to related parties	7	7
Oceanbulk Sellers
Liabilities
Due to related parties	$ 0	$ 50